Equity - Initial Public Offering and Private Placement (Details) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 14, 2020 shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Cash received from issuance of shares | €				€ 867,717
Closing of public offering of common shares
Disclosure of classes of share capital [line items]
Capital Investment		13,333,333	13,333,333
Price per share | $ / shares		$ 16.00
Cash received from issuance of shares		$ 228,200	€ 192,946
Offering costs for legal, accounting, printing and registration fees		$ 5,200	€ 4,397
Over-Allotment Option
Disclosure of classes of share capital [line items]
Capital Investment		1,999,999	1,999,999
Initial Public Offering and Private Placement
Disclosure of classes of share capital [line items]
Capital Investment	22,708,332
DH-LT Investments GmbH
Disclosure of classes of share capital [line items]
Capital Investment		100,000	100,000
Price per share | $ / shares		$ 16.00